PROPERTY, EQUIPMENT AND SOFTWARE, NET (Tables)	12 Months Ended
Dec. 31, 2014
PROPERTY, EQUIPMENT AND SOFTWARE, NET [Abstract]
Schedule of property, equipment and software, net
	As of December 31
	2013	2014
Equipment and office furniture	11,436	11,282
Property under capital lease	1,639	1,633
Leasehold improvements	3,438	3,454
Mask and tooling	761	1,892
Motor vehicles	1,511	1,616
Purchased software	3,457	3,461
Construction in progress	21,427	48,862
	43,669	72,200
Less: accumulated depreciation	(15,932)	(16,453)
impairment loss	(1,613)	(1,607)
	26,124	54,140